Convertible Notes (Details) - Schedule of Fair Value of the Warrants	12 Months Ended
Dec. 31, 2023 $ / shares
February 25 Warrants [Member]
Class of Warrant or Right [Line Items]
Value per share (in Dollars per share)	$ 1.76
Risk-free interest rate	0.60%
Expected warrant life	5 years
Expected volatility	170.00%
April 14 Warrants [Member]
Class of Warrant or Right [Line Items]
Value per share (in Dollars per share)	$ 1.25
Risk-free interest rate	0.86%
Expected warrant life	5 years
Expected volatility	168.00%
September 14 Warrants [Member]
Class of Warrant or Right [Line Items]
Value per share (in Dollars per share)	$ 0.72
Risk-free interest rate	0.78%
Expected warrant life	5 years
Expected volatility	160.00%
May 25 Warrants [Member]
Class of Warrant or Right [Line Items]
Value per share (in Dollars per share)	$ 0.17
Risk-free interest rate	2.73%
Expected warrant life	5 years
Expected volatility	152.00%
August 24 Warrants [Member]
Class of Warrant or Right [Line Items]
Value per share (in Dollars per share)	$ 0.16
Risk-free interest rate	4.60%
Expected warrant life	3 years 9 months
Expected volatility	146.00%